Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Non-Current Liabilities
NOTE 21: OTHER
NON-CURRENT
LIABILITIES

(€’000)	As at December 31,
	2021	2020
Onerous contracts—non-current liabilities	—	371
Other non-current liabilities	164	—

Total Other non-current liabilities	164	371

As of December 2020, the Group recorded a provision for onerous contracts for a total amount of €
0.9
 million in order to cover the contractual obligations, mainly on clinical activities follow-up
and studies closing costs, after the Group’s decision to discontinue the development of first-generation, autologous CAR T candidate
CYAD-01.
There is
no
remaining
non-current
portion of this provision as of December 31, 2021. The current portion of the provision reaches an amount of €
0.4
 million as of December 31, 2021 (see note 22).
As of December 31, 2021, the Group recorded a
non-current
liability of €0.2 million regarding a
non-refundable,
non-creditable
sublicense fee to be paid on an annual basis to Dartmouth in connection with the December 2021 amendment agreement (see note 36).